INTEREST RATE SWAP DERIVATIVES - Derivative Instruments (Q2) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2019 USD ($) Instrument	Dec. 31, 2018 USD ($) Instrument	Dec. 31, 2017 Instrument
Interest Rate Swap
Receivables with Imputed Interest [Line Items]
Number of Instruments | Instrument	4	4	2
Notional Amount	$ 27,212,600	$ 27,346,400
Fixed Interest Rate ( as a percent )	4.71%	4.73%	4.21%
Remaining Maturity ( in years )	4 years 6 months 19 days	5 years 1 month 12 days
Minimum
Receivables with Imputed Interest [Line Items]
Notional Amount	$ 24,967,299
Minimum | Interest Rate Swap
Receivables with Imputed Interest [Line Items]
Notional Amount		$ 24,936,799
(LIBOR) | Maximum | Interest Rate Swap
Receivables with Imputed Interest [Line Items]
Fixed Interest Rate ( as a percent )	5.16%	5.16%	4.34%
(LIBOR) | Minimum | Interest Rate Swap
Receivables with Imputed Interest [Line Items]
Fixed Interest Rate ( as a percent )	4.05%	4.05%	4.05%